UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195
                                                     ------------

                               UBS M2 Fund L.L.C.
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................   1

Statement of Operations ...................................................   2

Statements of Changes in Members' Capital .................................   3

Statement of Cash Flows ...................................................   4

Notes to Financial Statements .............................................   5

Schedule of Portfolio Investments .........................................  12

                                                             UBS M2 FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $633,500,000)   $   885,850,836
Cash and cash equivalents                                             9,643,520
Advanced subscription in Investment Funds                            56,516,666
Receivable from Investment Funds                                     51,956,095
Interest receivable                                                      94,217
--------------------------------------------------------------------------------

TOTAL ASSETS                                                      1,004,061,334
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               51,177,293
   Investment management fee                                          1,211,644
   Administration fee                                                   263,179
   Administrator fee                                                    250,685
   Professional fees                                                    170,114
   Other                                                                 85,201
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    53,158,116
--------------------------------------------------------------------------------

NET ASSETS                                                      $   950,903,218
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $   698,552,382
Accumulated net unrealized appreciation on investments              252,350,836
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                $   950,903,218
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                          $     715,408
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 715,408
--------------------------------------------------------------------------------

EXPENSES

Investment management fee                                             6,601,640
Administrator fee                                                     1,365,857
Administration fee                                                      483,623
Professional fees                                                       234,352
Loan interest                                                            59,329
Other                                                                   211,588
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        8,956,389
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (8,240,981)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                   10,456,067
Change in net unrealized appreciation/depreciation
   from investments                                                  70,077,067
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    80,533,134
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS          $  72,292,153
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND
                                                    YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                        UBS FUND
                                                                                    ADVISOR, L.L.C.      MEMBERS          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                                                 $        16,207   $ 509,111,874   $ 509,128,081

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment loss                                                                         (180)    (13,420,240)    (13,420,420)
   Net realized gain (loss) from investments                                                    217      10,221,756      10,221,973
   Change in net unrealized appreciation/depreciation from investments                        1,878      74,676,828      74,678,706
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                      1,915      71,478,344      71,480,259
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from Members' subscriptions                                                          --     301,120,590     301,120,590
   Members' withdrawals                                                                          --     (61,919,340)    (61,919,340)
   Offering costs                                                                                --          (7,404)         (7,404)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS                    --     239,193,846     239,193,846
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                                               $        18,122   $ 819,784,064   $ 819,802,186
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment loss                                                                          (34)     (8,240,947)     (8,240,981)
   Net realized gain from investments                                                         1,453      10,454,614      10,456,067
   Change in net unrealized appreciation/depreciation from investments                          205      70,076,862      70,077,067
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                      1,624      72,290,529      72,292,153
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from Members' subscriptions                                                          --     109,981,408     109,981,408
   Members' withdrawals                                                                          --     (51,171,208)    (51,171,208)
   Offering costs                                                                                --          (1,321)         (1,321)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS                               --      58,808,879      58,808,879
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                                                   $        19,746   $ 950,883,472   $ 950,903,218
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                   $   72,292,153
Purchases of investments                                                      (67,000,000)
Proceeds from disposition of investments                                       51,956,067
Net realized gain from investments                                            (10,456,067)
Change in net unrealized appreciation/depreciation from investments           (70,077,067)
Changes in assets and liabilities:
(Increase) decrease in assets:
   Advanced subscription in Investment Funds                                  (48,516,666)
   Receivable from Investment Funds                                            (8,035,017)
   Interest receivable                                                            (69,169)
   Other assets                                                                     2,467
Increase (decrease) in payables:
   Investment management fee                                                      192,532
   Administrator fee                                                               39,834
   Administration fee                                                             110,680
   Professional fees                                                              (49,020)
   Other                                                                            4,618
------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                         (79,604,655)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                          109,981,408
Members' withdrawals                                                          (39,764,215)
Offering costs                                                                     (1,321)
------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                      70,215,872

Net decrease in cash and cash equivalents                                      (9,388,783)
Cash and cash equivalents--beginning of period                                 19,032,303
------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                   $    9,643,520
------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
   Interest paid                                                           $       70,588
------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS M2 Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on September 4, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on February 1, 2003.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

      The Adviser is a direct wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

      Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests, or portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.    PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    PORTFOLIO VALUATION (CONTINUED)

      carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

      Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

      B.    INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

      C.    FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

      D.    INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      F.    REPURCHASE AGREEMENTS

      From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2007 there were no outstanding repurchase agreements.

      G.    USE OF ESTIMATES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator. The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee and the Investment Management Fee will be paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's and the Adviser's capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

      UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

3.    RELATED PARTY TRANSACTIONS (CONTINUED)

      In order to achieve a more equitable distribution of the impact of certain initial organization and offering costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

      Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $19,473, which is included in miscellaneous expense.

      Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.    ADMINISTRATION AND CUSTODIAN FEES

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.    CREDIT FACILITY

      Effective July 1, 2006 the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 31, 2007. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2007 to June 30, 2007, the Fund's average interest rate paid on borrowings was 6.75% per annum and the average borrowings outstanding were $1,748,177. Interest expense for the period January 1, 2007 to June 30, 2007 was $59,329, all of which was paid during the period. See Subsequent Event for further information.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

6.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of Investment Funds for the period January 1, 2007 to June 30, 2007 amounted to $67,000,000 and $51,956,067, respectively.

      The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1.

7.    INVESTMENTS

      As of June 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2007.

      Investment Objective             Cost        Fair Value
      --------------------             ----        ----------

      Long/Short Equity            $633,500,000   $885,850,836

      The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 2% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 16.5% to 25% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

8.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

9.    INDEMNIFICATION

      In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

10.   NEW ACCOUNTING PRONOUNCEMENTS

      On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                             UBS M2 FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

11.   FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                         PERIOD FROM
                                                                                                         FEBRUARY 1,
                                                                                                             2003
                                                                                                        (COMMENCEMENT
                                                                    YEARS ENDED DECEMBER 31,            OF OPERATIONS)
                                         PERIOD FROM                                                       THROUGH
                                      JANUARY 1, 2007 TO                                                  YEAR ENDED
                                        JUNE 30, 2007                                                     DECEMBER 31,
                                         (UNAUDITED)           2006           2005           2004             2003
                                      ------------------   ------------   ------------   ------------   --------------
      Ratio of net investment loss
      to average net assets ***             (1.83)%*          (1.93)%         (1.96)%       (1.98)%          (1.95)%*
      Ratio of total expenses to
      average net assets  a,***              1.98%*            2.02%           2.02%         2.01%            2.04%*

      Portfolio Turnover Rate                5.95%             8.28%          36.38%        10.99%            4.39%

      Total Return**                         8.19%            10.88%          13.21%         5.76%            7.46%

      Average Debt Ratio***                  0.19%             0.18%           0.64%         0.00%            0.00%
      Net asset value at end of
      period                             $950,903,218      $819,802,186   $509,128,081   $408,068,599    $277,487,455

        a Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

        *   Annualized.

       ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.

      *** The average net assets used in the above ratios are calculated using pre-tender net assets.

12.   SUBSEQUENT EVENT

      The Fund, along with the UBS sponsored funds, renewed its $200,000,000 unsecured revolving line of credit with Bank of Montreal--Chicago Branch, which is the Illinois branch of the parent company to Harris Trust and Savings Bank. The expiration date of such agreement is July 31, 2008.

                                                             UBS M2 FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------

                                                                                           REALIZED/
                                                                              % OF        UNREALIZED
                                                                            MEMBERS'      GAIN/(LOSS)
INVESTMENT FUND:                                  COST        FAIR VALUE    CAPITAL    FROM INVESTMENTS    LIQUIDITY     LOCK UP*
-------------------------------------------   ------------   ------------   --------   ----------------   -----------   ---------
Abrams Bison Partners, L.P.                   $ 34,500,000   $ 47,100,652     4.95%      $  2,813,946       Annually
Arience Captial Partners, L.P.                  36,500,000     55,276,391     5.81          7,363,017      Quarterly
Artha Emerging Markets Fund, L.P.               30,000,000     36,480,665     3.84          2,598,275      Quarterly
Cantillon Europe Fund I, L.P.                    9,000,000     15,397,348     1.62          1,003,575      Quarterly
Cevian Capital II, L.P.                         15,000,000     21,718,864     2.29          3,571,483       Annually       X
Chap-Cap Activist Partners, L.P.                 9,000,000      9,386,162     0.99            132,803      Quarterly
Chap-Cap Partners II, L.P.                      21,000,000     20,987,090     2.21            (98,384)     Quarterly
Corsair Capital Partners, L.P.                  24,000,000     36,193,128     3.81          3,508,296       Annually
Cycladic Catalyst Fund, L.P.                    12,500,000     15,119,992     1.59            205,606      Quarterly
Cycladic Catalyst Fund, LTD                     14,500,000     16,333,267     1.72            221,443      Quarterly
DE Shaw Oculus Fund, L.L.C.                     18,000,000     27,032,748     2.84          3,646,690      Quarterly
Delta Fund Europe, L.P.                         41,500,000     63,122,412     6.64          2,073,127      Quarterly
Delta Institutional Fund, L.P.                  41,500,000     68,411,524     7.19          8,609,060      Quarterly
East Side Capital, L.P.                         34,000,000     48,064,147     5.05          5,026,268       Annually
Eastern Advisor Fund, L.P.                      16,052,875     27,341,026     2.88          4,457,468       Monthly
Eastern Advisor Fund, L.P.(side pocket)          1,447,125      1,431,703     0.15          1,431,703       Monthly
Eminence Partners L.P.                          12,500,000     14,041,432     1.48          1,009,871     Semi-Annual
Eminence Long Alpha, LP                         48,500,000     59,074,748     6.21          4,097,871     Semi-Annual
Meditor Cobra Fund, LTD                         18,000,000     21,092,850     2.22          1,014,672       Monthly
Meditor European Fund, LTD                      36,000,000     37,507,693     3.94          1,221,508       Monthly
Pershing Square, L.P.                           31,000,000     50,064,630     5.26          5,038,538       Annually
Steel Partners Japan L.P.                       35,000,000     39,051,999     4.11          2,388,840      Quarterly
Subprime Credit Strategies Fund II, L.P.         7,000,000     13,803,991     1.45          6,184,022      Quarterly      X
SuNOVA Partners, L.P.                           27,000,000     38,242,308     4.02          1,258,373      Quarterly
The Children's Investment Fund, L.P.            31,000,000     55,745,301     5.86          7,354,715       Annually
Tiger Asia Fund, L.P.                           29,000,000     47,828,765     5.03          3,744,533       Annually
Redeemed Investment Funds                               --             --       --            655,817
                                              ------------   ------------    -------     -------------
TOTAL                                         $633,500,000   $885,850,836    93.16%      $ 80,533,134
                                              ============   ============    =======     =============

* The Investment Funds provide for periodic investments. As of June 30, 2007, the Fund was subject to lock up provisions of up to three years from the initial investment.

     The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                UBS M2 Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date           August 24, 2007
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.